Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0002108654
Registrant Name	Fortress Multi-Asset Credit Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES